Capital adequacy	12 Months Ended
Dec. 31, 2022
Capital adequacy
Capital adequacy

Note 25. Capital adequacy

Capital Adequacy Analysis

	December 31, 2022	December 31, 2021
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	20.6	21.6
Tier 1 capital ratio	20.6	21.6
Total capital ratio	20.6	21.6
1	Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffers.

	December 31, 2022		December 31, 2021
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	8,074	8.0	7,371	8.0
of which Tier 1 requirement of 6 percent	6,056	6.0	5,528	6.0
of which minimum requirement of 4.5 percent	4,542	4.5	4,146	4.5
Pillar 2 capital requirements[3]	3,704	3.7	3,382	3.7
Common Equity Tier 1 capital available to meet buffer requirements[4]	9,013	8.9	9,149	9.9
Capital buffer requirements	3,330	3.3	2,333	2.5
of which Capital conservation buffer	2,523	2.5	2,303	2.5
of which Countercyclical buffer	807	0.8	30	0.0
Pillar 2 guidance[5]	1,514	1.5	1,382	1.5
Total risk-based capital requirement including Pillar 2 guidance	16,622	16.5	14,468	15.7
1	Expressed as a percentage of total risk exposure amount.
2	The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firm).
3	Individual Pillar 2 requirement of 3.67 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA SREP.
4	Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital - that is 4.5 percent, 1.5 percent. and 2 percent) and after the Pillar 2 requirements (3.67 percent).
5	On September 29, 2021, the Swedish FSA notified SEK, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.50 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

	December 31, 2022	December 31, 2021
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	241,239	209,889
Off-balance sheet exposures	7,357	5,309
Total exposure measure	248,596	215,198
Leverage ratio[2]	8.4%	9.3%
1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	December 31, 2022		December 31, 2021
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,458	3.0	6,456	3.0
Pillar 2 guidance[2]	373	0.2	323	0.2
Total capital requirement relating to leverage ratio	7,831	3.2	6,779	3.2
1	Expressed as a percentage of total exposure amount.
2	On September 29, 2021, the Swedish FSA notified SEK, within the latest SREP, that SEK should hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Own funds — adjusting items

	Parent Company
	Dec 31,	Dec 31,
Skr mn	2022	2021
Share capital[1]	3,990	3,990
Retained earnings	16,133	15,518
Accumulated other comprehensive income and other reserves	212	323
Independently reviewed profit net of any foreseeable charge or dividend	1,009	601
Common Equity Tier 1 (CET1) capital before regulatory adjustments	21,344	20,432
Additional value adjustments due to prudent valuation	-474	-395
Intangible assets	-44	-99
Fair value reserves related to gains or losses on cash flow hedges	97	—
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	9	98
Negative amounts resulting from the calculation of expected loss amounts	-94	-111
Total regulatory adjustments to Common Equity Tier 1 capital	-506	-507
Total Common Equity Tier 1 capital	20,838	19,925
Total Own funds	20,838	19,925
1	For a detailed description of the instruments constituting share capital, see Note 22.

Minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2022			December 31, 2021
		Risk	Min.		Risk	Min.
		exposure	capital		exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk, standardized approach
Corporates	3,012	2,987	239	2,990	2,990	239
Default exposures	102	102	8	74	74	6
Total credit risk, standardized approach	3,114	3,089	247	3,064	3,064	245
Credit risk, IRB approach
Central governments	242,609	11,018	882	196,606	9,673	774
Financial institutions[2]	33,299	6,356	508	41,082	8,843	707
Corporates[3]	136,849	72,779	5,822	115,412	62,988	5,039
Non-credit-obligation assets	351	351	28	372	372	30
Total credit risk IRB approach	413,108	90,504	7,240	353,472	81,876	6,550
Credit valuation adjustment risk	n.a.	2,565	205	n.a.	2,922	233
Foreign exchange risk	n.a.	800	64	n.a.	645	52
Commodity risk	n.a.	19	2	n.a.	11	1
Operational risk	n.a.	3,949	316	n.a.	3,622	290
Total	416,222	100,926	8,074	356,536	92,140	7,371
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2	Of which counterparty risk in derivative contracts: EAD Skr 6,355 million (year-end 2021: Skr 5,975 million), Risk exposure amount of Skr 2,022 million (year-end 2021: Skr 2,000 million) and Capital requirement of Skr 162 million (year-end 2021: Skr 160 million).
3	Of which related to Specialized lending: EAD Skr 6,112 million (year-end 2021 Skr 5,224 million), Risk exposure amount of Skr 4,412 million (year-end 2021: Skr 3,589 million) and Capital requirement of Skr 353 million (year-end 2021: Skr 287 million).

Credit risk by PD grade

The tables illustrate the exposure at default (EAD), the portion of the exposure that will be lost in the event of a default (LGD) and the probability of default or cancellation of payments by a counterparty (PD) for the exposure classes where PD is estimated internally. Average PD is calculated without consideration of PD floors. Average PD and LGD are weighted by EAD,the average risk weight is the quotient of risk exposure amount and EAD.

	December 31, 2022					December 31, 2021
	AAA	A+					A+	BBB+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA to AA-	to A–	to BBB–	BB+ to B–	CCC to D
	0.003%–	0.02–	to BBB–	0.45–	38.28–	0.003%–	0.02–	0.12–	0.54–	44.36–
Skr mn	0.01%	0.06%	0.10–0.27%	7.69%	100%	0.01%	0.07%	0.32%	6.80%	100%
Central governments
EAD	238,038	4,556	—	15	—	191,669	4,587	—	—	—
Average PD in %	0.003	0.04	—	2.0	—	0.004	0.05	—	—	—
Average LGD in %	45.0	45.0	—	45.0	—	45.0	45.0	—	—	—
Average risk weight in %	4.3	17.4	—	122.5	—	4.6	20.3	—	—	—

	December 31, 2022					December 31, 2021
		A+					A+
	AAA	to A–	BBB+	BB+ to B–	CCC to D	AAA	to A–	BBB+	BB+ to B–	CCC to D
	to AA- 0.01%-	0.06–	to BBB–	0.50–	28.91–	to AA-	0.06–	to BBB–	0.50–	28.91–
Skr mn	0.04%	0.11%	0.16–0.32%	8.27%	100%	0.01%–0.04%	0.11%	0.16–0.32%	8.27%	100%
Financial institutions
EAD	12,662	19,471	1,089	77	—	18,176	21,637	1,225	43	—
Average PD in %	0.04	0.07	0.27	1.18	—	0.04	0.07	0.25	1.16	—
Average LGD in %	34.9	30.8	45.0	45.0	—	35.7	32.8	45.0	45.0	—
Average risk weight in %	17.2	19.8	71.1	130.4	—	17.6	22.0	67.9	129.3	—
Corporates
EAD	3,374	25,955	71,615	29,774	18	2,562	16,286	67,509	23,810	22
Average PD in %	0.03	0.09	0.24	0.74	88.4	0.04	0.09	0.24	0.74	89.43
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	13.2	25.8	50.4	84.3	42.9	19.2	30.0	49.9	85.4	39.2

Credit risks

For risk classification and quantification of credit risk, SEK uses an internal ratings-based (IRB) approach. Specifically, SEK applies the foundation IRB approach. Under the foundation IRB approach, the company determines the probability of default within one year (PD) for each of its counterparties, while the remaining parameters are established in accordance with the CRR. Application of the IRB approach requires the Swedish FSA’s permission and is subject to ongoing supervision.

Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach and, instead, the standardized approach is applied for calculating the capital requirement. For further information regarding these exposures see the Risk measurement section in Note 26. Counterparty risk exposure amounts in derivative contracts are calculated in accordance with the standardized approach for counterparty credit risk.

Credit valuation adjustment risk

A capital requirement for credit valuation adjustment risk is calculated for all OTC derivatives, except for credit derivatives used as credit risk hedges and transactions with a qualifying central counterparty. SEK calculates this capital requirement using the standardized approach.

Foreign exchange risk

Foreign exchange risk is calculated with the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodity risk

Own funds requirements for commodity risk are calculated using the simplified approach under the standardized approach, and where the scenario approach is used for calculating the gamma and volatility risks.

Operational risk

The capital requirement for operational risk is calculated with the standardized approach, whereby the Company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor, depending on the business area, by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three fiscal years for each business area.

Transitional rules

SEK does not apply IFRS9 transitional rules for expected losses. The capital adequacy ratios already reflect the full impact of IFRS 9 with regard to expected loss.

Capital buffer requirements

SEK met capital buffer requirements with Common Equity Tier 1 capital as of December 31, 2022. The Swedish FSA has not classified SEK as a systemically important institution. Accordingly, the capital buffer requirements for systemically important institutions that entered into force on January 1, 2016 do not apply to SEK. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was increased from 0 percent to 1 percent as of September 29, 2022. At December 31, 2022, the capital requirement related to credit risk exposures in Sweden was 71 percent (year-end 2021: 68 percent) of the total capital requirement regardless of location, this fraction is also the weight applied to the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. On June 21, 2022, the Swedish FSA decided to further increase the countercyclical buffer rate to 2 percent, which will take effect on June 22, 2023. Buffer rates activated in other countries may impact SEK, but as most capital requirements from relevant credit exposures are related to Sweden, the potential effect is limited. At December 31, 2022, the contribution to SEK’s countercyclical capital buffer from buffer rates in other countries was 0.09 percentage points (year-end 2021: 0.03 percentage points).

Leverage ratio

The leverage ratio is a metric that was introduced in 2015. A capital base requirement amounts to 3 percent and is calculated on the total leverage ratio exposure measure. The leverage ratio is defined in the CRR as the quotient of the Tier 1 capital and an exposure measure. The exposure measure consists of assets, with special treatment of derivatives among other items, and off-balance-sheet credit risk exposures that have been weighted with a factor depending on the type of exposure. SEK does not apply IFRS9 transitional rules for expected losses. The leverage ratio already reflects the full impact of IFRS 9 with regard to expected loss. SEK has a leverage ratio of 8.4 percent as of December 31, 2022, that well exceeds the requirements.

Pillar 2 guidance

The Pillar 2 guidance refers to what the Swedish FSA believes to be an appropriate level of the institution’s own funds. The difference between the believed appropriate level of own funds and the minimum capital requirement, the Pillar 2 capital requirement and the combined capital buffer requirement is calculated, decided and established by the Swedish FSA in the form of a non-binding recommendation (so-called Pillar 2 guidance). The Pillar 2 guidance covers both the risk-based capital requirement and the leverage ratio requirement, and replaces the previous capital planning buffer.

Internally assessed capital adequacy

Skr mn	Dec 31, 2022	Dec 31, 2021
Credit risk	7,202	6,038
Operational risk	311	225
Market risk	1,466	1,247
Other risks	205	234
Capital planning buffer	2,697	1,610
Total	11,881	9,354

SEK regularly conducts an internal capital adequacy assessment process (ICAAP), during which the company determines how much capital is needed to cover its risks. The result of SEK’s capital adequacy assessment is presented above. For more information regarding the ICAAP and its methods, please see Note 30.

Liquidity coverage

Skr bn, 12 month average	Dec 31, 2022	Dec 31, 2021
Total liquid assets	58.4	56.1
Net liquidity outflows[1]	10.9	10.1
Liquidity outflows	25.0	21.2
Liquidity inflows	15.7	12.2
Liquidity Coverage Ratio	784%	695%
1	Net liquidity outflows is calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows is calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Information on Liquidity Coverage Ratio (LCR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.

Net stable funding

Skr bn	Dec 31, 2022	Dec 31, 2021
Available stable funding	235.2	245.9
Requiring stable funding	198.2	176.4
Net Stable Funding Ratio	119%	139%

Information on Net Stable Funding Ratio (NSFR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.